PGIM Ultra Short Municipal Bond ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
PGIM Ultra Short Municipal Bond ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	4.12%